Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table reflects significant transactions with Valero (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Cost of sales	$2,632	$2,688	$5,288	$5,390
Operating expenses	4	11	14	21
General and administrative expenses	5	9	12	17

The following table reflects significant transactions with related parties (in millions):

	Year Ended December 31,
	2012	2011	2010
Cost of sales	$10,810	$10,533	$8,170
Operating expenses (a)	43	36	35
General and administrative expenses (a)	36	36	33

(a)	Includes stock-based compensation and employee benefit plan expense allocations that are more fully described in Notes 10 and 11, respectively.

Reconciliation of net change in net parent company investment
The following is a reconciliation of amounts presented as “Net transfers to Valero” on the consolidated and combined statement of stockholders’ equity and “Net transfers to Valero” on the consolidated and combined statement of cash flows for the six months ended June 30, 2013 (in millions):

Net transfers to Valero per the consolidated and combined statement of stockholders’ equity	$(731)
Non-cash adjustments:
Net transfers of assets and liabilities with Valero	353
Net transfers to Valero per the consolidated and combined statements of cash flows	$(378)

The following is a reconciliation of the amounts presented as “Net transfers to Parent” on our statements of changes in net investment and the amounts presented as “Net transfers to Parent” on our statements of cash flows.

	Year Ended December 31,
	2012	2011	2010
Net transfers to Parent per statements of changes in net investment	$(222)	$(151)	$(221)
Non-cash transactions:
Transfers of assets to Parent	3	1	1
Net transfers of cash to Parent per statements of cash flows	$(219)	$(150)	$(220)